Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
15.	INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

Roan HK and Lixin HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Roan HK and Lixin HK are exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

PRC

PRC subsidiaries are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%.

Income tax expenses consist of the following:

	For the Years Ended December 31,
	2019	2018	2017
Current income tax expenses	$187,067	$17,635	$238,106
Deferred income tax expenses	57,674	-	12,139
Income tax expenses	$244,741	$17,635	$250,245

Below is a reconciliation of the statutory tax rate to the effective tax rate for continuing operations:

	For the Years Ended December 31,
	2019	2018	2017
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rate in other jurisdictions	(8.2)%	(7.3)%	-%
Effect of non-deductible expenses	(0.1)%	(0.1)%	(0.3)%
Effect of valuation of deferred tax allowance	(27.3)%	(18.2)%	(46.3)%
Effective tax rate	(10.6)%	(0.6)%	(21.6)%

Deferred tax assets (liabilities), net as of December 31, 2019 and 2018 consist of the following:

	December 31, 2019	December 31, 2018
Deferred tax assets
Accrued interest receivable	$59,489	$60,561
Allowance for doubtful loan receivables	1,217,710	670,019
Allowance on doubtful accounts	119,373	-
Accrued expenses	15,572	14,635
Net operating loss carrying forward	458,427	41,412
Less: valuation allowance	(1,401,891)	(786,627)
Total deferred tax assets	$468,680	$-
Deferred tax liabilities
Timing difference on revenue recognition	(1,055,711)	-
Recognition of intangible assets arising from business combination	(1,148,545)	-
Deferred tax liabilities, net	$(1,735,576)	$-

As of December 31, 2019 and 2018, the Company had net operating loss carryforwards of $1,846,032 and $210,152, respectively. The net operating loss carryforwards begin to expire in the tax year ending December 31, 2022. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of December 31, 2019 and 2018, the Company accrued valuation allowance of $1,401,891 and $786,627 against the deferred tax assets based upon management’s assessment as to their realization.

The Company recognized deferred tax liabilities related to recognition of intangible assets arising from acquisition of Lixin Cayman and its subsidiaries on December 20, 2019. The deferred tax liabilities will reverse as the intangible assets are amortized for financial statement reporting purposes.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2018, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.